RELATED PARTY TRANSACTIONS (Details Textual) (Iron Mountain Incorporated Irm [Member], USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Iron Mountain Incorporated Irm [Member]
Revenue From Related Parties	$ 700,000	$ 400,000	$ 902,000	$ 0
Related Party Transaction, Expenses From Transactions With Related Party	800,000	400,000	875,000	0
Accounts Receivable, Related Parties, Current	$ 0	$ 0	$ 186,000	$ 0